Equity - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 16, 2026 USD ($) $ / shares shares	Feb. 02, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 £ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued In conversion			15,511,891
Purchase of interests in investments | $			$ 300,000
Conversion price (in dollars per share) | $ / shares			$ 19.34
Debt-to-equity conversion | $						$ 639,641
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	29,892,570				29,892,570	29,892,570	29,892,570
Total for all related parties
Disclosure of classes of share capital [line items]
Increase through other contributions by owners, equity | $			$ 453,500
Class A Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.10				$ 0.10	$ 0.10
Number of additional shares authorised (in shares)	101,488,700				101,488,700	101,488,700	101,488,700
Class A Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	2,950,852,470				2,950,852,470	2,950,852,470	2,950,852,470
Class B Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	1,747,474,169				1,747,474,169	1,747,474,169	1,747,474,169
Class C Shares
Disclosure of classes of share capital [line items]
Number of additional shares authorised (in shares)	0				0	0	0
Polestar Automotive Holding UK PLC ("Parent") | Class C-1 Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	20,499,960				20,499,960	20,499,960	20,499,960
Polestar Automotive Holding UK PLC ("Parent") | Class C-2 Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,499,970				4,499,970	4,499,970	4,499,970
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,898,511,300				4,898,511,300	4,898,511,300	4,898,511,300
Par value per share (in usd per share) | $ / shares	$ 0.01				$ 0.01	$ 0.01
Polestar Automotive Holding UK PLC ("Parent") | Class B Shares | Total for all related parties
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	0.01				0.01	0.01
Polestar Automotive Holding UK PLC ("Parent") | Class C-1 Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	0.10				0.10	0.10
Polestar Automotive Holding UK PLC ("Parent") | Class C-2 Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 0.10				$ 0.10	$ 0.10
Polestar Automotive Holding UK PLC ("Parent") | Redeemable Preferred Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | £ / shares							£ 1.00
Number of shares issued (in shares)	50,000				50,000	50,000	50,000
Snita Term Loan Facility
Disclosure of classes of share capital [line items]
Number of shares issued In conversion	3,864,300	16,150,000
Conversion price (in dollars per share) | $ / shares	$ 16.97	$ 16.97
Debt-to-equity conversion | $	$ 65,600	$ 275,700
Snita Term Loan Facility | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued In conversion	115,929,000	484,500,000
Geely Term Loan Facility
Disclosure of classes of share capital [line items]
Number of shares issued In conversion					15,511,892
Conversion price (in dollars per share) | $ / shares					$ 19.34
Debt-to-equity conversion | $					$ 300,000
Principal amount converted | $					250,000
Interest amount converted | $					$ 50,000
Geely Term Loan Facility | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued In conversion					465,356,760
Feathertop Funding Limited
Disclosure of classes of share capital [line items]
Number of shares issued In conversion				20,682,522
Purchase of interests in investments | $				$ 400,000
Conversion price (in dollars per share) | $ / shares				$ 19.34